Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($) segment	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment		3
Disclosure of operating segments [line items]
Operating revenues		$ 22,883	$ 23,793
Operating costs		(13,276)	(13,787)
Segment profit		9,607	10,006
Severance, acquisition and other costs		(116)	(114)
Depreciation and amortization		(4,404)	(4,344)
Finance costs
Interest expense		(1,110)	(1,125)
Interest on post-employment benefit obligations		(46)	(63)
Impairment of assets		(472)	(102)
Other (expense) income		(194)	95
Income taxes		(792)	(1,129)
Net earnings from continuing operations		2,473	3,224
Net earnings from discontinued operations		226	29
Total net income (losses)		2,699	3,253
Goodwill		10,604	10,667
Indefinite-life intangible assets		7,840	8,021
Capital expenditures		4,202	3,974
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues		8,630	8,946
Finance costs
Goodwill		3,046	3,046
Indefinite-life intangible assets		4,063	3,948
Capital expenditures		916	671
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues		11,884	12,036
Finance costs
Goodwill		4,612	4,675
Indefinite-life intangible assets		1,692	1,692
Capital expenditures		3,161	3,195
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues		2,369	2,811
Finance costs
Impairment of assets	$ (452)
Goodwill		2,946	2,946
Indefinite-life intangible assets		2,085	2,381
Capital expenditures		125	108
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues		(756)	(742)
Operating costs		756	742
Finance costs
Capital expenditures		0
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues		53	55
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues		322	281
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues		381	406
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues		8,683	9,001
Operating costs		(5,017)	(5,210)
Segment profit		3,666	3,791
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues		12,206	12,317
Operating costs		(6,960)	(6,952)
Segment profit		5,246	5,365
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues		2,750	3,217
Operating costs		(2,055)	(2,367)
Segment profit		695	850
Goodwill
Finance costs
Intangible assets and goodwill				$ 10,658
Goodwill		10,604	10,667
Goodwill | BELL WIRELESS
Finance costs
Intangible assets and goodwill				3,046
Goodwill		3,046	3,046
Goodwill | BELL WIRELINE
Finance costs
Intangible assets and goodwill				4,681
Goodwill		4,612	$ 4,675
Goodwill | BELL MEDIA
Finance costs
Intangible assets and goodwill				$ 2,931
Goodwill		$ 2,946